ACCRUED EXPENSES	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES
As of March 31, 2022 and December 31, 2021, accrued expenses consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Accrued professional service fees	$4,989	$2,225
Accrued payroll expenses	1,289	1,896
Accrued construction in progress	1,679	658
Accrued inventory	1,249	1,422
Accrued warranty expenses	880	560
Other accrued expenses	967	1,395
Total accrued expenses	$11,053	$8,156